Common Stock, Preferred Stock and Warrants - Summary of Warrants Outstanding (Details) (10-K) - Warrants [Member]	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Warrant shares outstanding, beginning | shares	5,477,975
Warrant shares outstanding, Issued | shares
Warrant shares outstanding, Exercised | shares	(4,000,000)
Warrant shares outstanding, Expired or cancelled | shares	(1,477,975)
Warrant shares outstanding, ending | shares
Warrant shares exercisable, ending | shares
Weighted average exercise price, beginning | $ / shares	$ 1.01
Weighted average exercise price, Issued | $ / shares
Weighted average exercise price, Exercised | $ / shares	1.12
Weighted average exercise price, Expired or cancelled | $ / shares	0.72
Weighted average exercise price, ending | $ / shares
Weighted average exercise price Exercisable, ending | $ / shares
Weighted average remaining life, Outstanding	0 years
Weighted average remaining life, Exercisable	0 years
Intrinsic value outstanding, ending | $
Intrinsic value exercisable, ending | $